EMPLOYEE SHARE OPTIONS (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Sep. 30, 2011 CNY	Nov. 27, 2009 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
EMPLOYEE SHARE OPTIONS [Abstract]
Ordinary shares that may be issued			13,218,000	13,218,000
Options granted	4,765,800	4,765,800
Options granted, exercise price	2.17	3.67
Contractual life	8 years	8 years
Compensation recognized			$ 1,458	9,084	9,234	9,571
Weighted-average grant-date fair value of share options granted					0.29
Intrinsic value of options exercised during the period
Intrinsic value of options granted during the period
Nonvested share options			2,499,809	2,499,809	1,338,876
Nonvested options granted			1,160,934	1,160,934
Nonvested shares, weighted average grant date fair value			$ 1.18
Unrecognized share-based compensation cost related to share options			$ 1,371	8,538
Weighted-average vesting period over which deferred cost is expected to be recognized			1 year 18 days	1 year 18 days